Valued Advisers Trust

Sound Mind Investing Fund (SMIFX)

SMI 50/40/10 Fund (SMIRX)

SMI Dynamic Allocation Fund (SMIDX)

Supplement to the Prospectus

dated February 29, 2016

(as may be supplemented from time to time)

Supplement dated June 17, 2016

Redemptions of shares of a Fund are subject to a short-term redemption fee of 2.00% of the amount redeemed within 60 days of purchase. This short-term redemption fee may be waived with respect to purchases and redemptions made by retirement plans.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated February 29, 2016 (as may be supplemented from time to time) has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) SMI-FUND or (877) 764-3863.

Valued Advisers Trust

SMI Bond Fund (SMIUX)

SMI Conservative Allocation Fund (SMILX)

Supplement to the Prospectus

dated February 29, 2016

(as may be supplemented from time to time)

Supplement dated June 17, 2016

Redemptions of shares of a Fund are subject to a short-term redemption fee of 2.00% of the amount redeemed within 60 days of purchase. This short-term redemption fee may be waived with respect to purchases and redemptions made by retirement plans.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated February 29, 2016 (as may be supplemented from time to time) has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) SMI-FUND or (877) 764-3863.